Basis of preparation and significant accounting policies	6 Months Ended
Jun. 30, 2018
Corporate Information And Statement Of IFRS Compliance [Abstract]
Basis of preparation and significant accounting policies

1	Basis of preparation and significant accounting policies

(a)	Compliance with International Financial Reporting Standards
The interim condensed consolidated financial statements of HSBC have been prepared in accordance with the Disclosure Guidance and Transparency Rules of the Financial Conduct Authority and IAS 34 ‘Interim Financial Reporting’ as issued by the International Accounting Standards Board (‘IASB’) and as endorsed by the EU. Therefore they include an explanation of events and transactions that are significant to an understanding of the changes in the financial position and performance of HSBC since the end of 2017. These financial statements should be read in conjunction with the Annual Report and Accounts 2017, the information about the application of IFRS 9 ‘Financial Instruments’ set out below and the new policies for financial instruments as described on pages 16 to 20 of our Report on Transition to IFRS 9 ‘Financial Instruments’ 1 January 2018.
At 30 June 2018, there were no unendorsed standards effective for the half-year to 30 June 2018 affecting these financial statements, and there was no difference between IFRSs endorsed by the EU and IFRSs issued by the IASB in terms of their application to HSBC.
Standards applied during the half-year to 30 June 2018
HSBC has adopted the requirements of IFRS 9 from 1 January 2018, with the exception of the provisions relating to the presentation of gains and losses on financial liabilities designated at fair value, which were adopted from 1 January 2017. This includes the adoption of ‘Prepayment Features with Negative Compensation (Amendments to IFRS 9)’ which is effective for annual periods beginning on or after 1 January 2019, with early adoption permitted. The effect of its adoption is not considered to be significant. IFRS 9 includes an accounting policy choice to remain with IAS 39 hedge accounting, which HSBC has exercised. The classification and measurement and impairment requirements are applied retrospectively by adjusting the opening balance sheet at the date of initial application. As permitted by IFRS 9, HSBC has not restated comparatives. Adoption reduced net assets at 1 January 2018 by $1,647m as set out in Note 14.
The effect of IFRS 9 on the carrying value of investments in associates has been updated along with the related deferred tax and this has resulted in a change of $643m from the previously disclosed impact.
In addition, HSBC has adopted the requirements of IFRS 15 ‘Revenue from contracts with customers’ and a number of interpretations and amendments to standards which have had an insignificant effect on the consolidated financial statements of HSBC.
IFRS 9 transitional requirements
The transition requirements of IFRS 9 have necessitated a review of the designation of financial instruments at fair value. IFRS 9 requires that the designation is revoked where there is no longer an accounting mismatch at 1 January 2018 and permits designations to be revoked or additional designations created at 1 January 2018 if there are accounting mismatches at that date. As a result:

•	fair value designations for financial liabilities have been revoked where the accounting mismatch no longer exists, as required by IFRS 9; and

•
fair value designations have been revoked for certain long-dated securities where accounting mismatches continue to exist, but where HSBC has revoked the designation as permitted by IFRS 9 since it will better mitigate the accounting mismatch by undertaking fair value hedge accounting.

The results of these changes are included in the reconciliation set out in Note 14.
Changes in accounting policy
While not necessarily required by the adoption of IFRS 9, the following voluntary changes in accounting policy and presentation have been made as a result of reviews carried out in conjunction with its adoption. The effect of presentational changes at 1 January 2018 is included in the reconciliation set out in Note 14 and comparatives have not been restated.

•
We have considered market practices for the presentation of certain financial liabilities which contain both deposit and derivative components. We have concluded that a change in accounting policy and presentation from ‘trading customer accounts and other debt securities in issue’ would be appropriate, since it would better align with the presentation of similar financial instruments by peers and therefore provide more relevant information about the effect of these financial liabilities on our financial position and performance. As a result, rather than being classified as held for trading, we will designate these financial liabilities as at fair value through profit or loss since they are managed and their performance evaluated on a fair value basis. A further consequence of this change in presentation is that the effects of changes in the liabilities’ credit risk will be presented in ‘Other comprehensive income’ with the remaining effect presented in profit or loss in accordance with Group accounting policy adopted in 2017 (following the adoption of the requirements in IFRS 9 relating to the presentation of gains and losses on financial liabilities designated at fair value).

•
Cash collateral, margin and settlement accounts have been reclassified from ‘Trading assets’ and ‘Loans and advances to banks and customers’ to ‘Prepayments, accrued income and other assets’ and from ‘Trading liabilities’ and ‘Deposits by banks’ and ‘Customer accounts‘ to ‘Accruals, deferred income and other liabilities’. The change in presentation for financial assets is in accordance with IFRS 9 and the change in presentation for financial liabilities is considered to provide more relevant information, given the change in presentation for the financial assets. The change in presentation for financial liabilities has had no effect on measurement of these items and therefore on retained earnings or profit for any period.

•
Certain stock borrowing assets have been reclassified from ‘Loans and advances to banks and customers’ to ‘Trading assets’. The change in measurement is a result of the determination of the global business model for this activity and will align the presentation throughout the Group.

•
Prior to 2018, foreign exchange exposure on some financial instruments designated at fair value was presented in the same line in the income statement as the underlying fair value movement on these instruments. In 2018, we have grouped the presentation of the entire effect of foreign exchange exposure in profit or loss and presented it within ‘Net income from financial instruments held for trading or managed on a fair value basis’. Comparative data has been re-presented.

Differences between IAS 39 and IFRS 9
Classification and measurement
Key similarities and differences between IAS 39 and IFRS 9 for the classification and measurement of financial assets are set out below. There are no differences for financial liabilities, except for the presentation of gains and losses on financial liabilities designated at fair value and the requirements to reconsider fair value designation on transition to IFRS 9.

	IAS 39	IFRS 9
Classification criteria
Financial assets are measured at amortised cost (loans & receivables and held to maturity), FVOCI (AFS), or fair value through profit or loss (derivatives and trading) based on the nature of the instrument and the purpose for which it is held. Embedded derivatives are separated from their host contract unless the contract as a whole is measured at fair value through profit or loss. The fair value option applies where there are non-closely related embedded derivatives that are not bifurcated, financial instruments are managed on a fair value basis or where measuring at fair value through profit or loss would reduce or eliminate an accounting mismatch. AFS is the default category.

Debt instruments are measured at amortised cost or FVOCI based on their contractual terms and the business model in which they are held as set out in the accounting policies above. The concept of embedded derivatives does not apply to financial assets. Therefore, the fair value option only applies where it would reduce or eliminate an accounting mismatch. Fair value through profit or loss is the default category.
Equity securities are measured at fair value through profit or loss unless, where permitted by IFRS 9, the option has been exercised to measure at FVOCI.

Presentation	Upon disposal of AFS securities (debt instruments and equity securities) the cumulative gains or losses in other comprehensive income are recognised in profit or loss.
Upon disposal of debt instruments measured at FVOCI the cumulative gains or losses in other comprehensive income are recognised in profit or loss. Cumulative gains or losses in other comprehensive income are not recognised in profit or loss on the disposal of equity securities measured at FVOCI.

A reconciliation of presentational and measurement differences resulting from the adoption of IFRS 9 at 1 January 2018 is set out in
Note 14.
In general:

•	loans and advances to banks and to customers and non-trading reverse repurchase agreements that are classified as loans and receivables under IAS 39 are measured at amortised cost under IFRS 9;

•	financial assets designated at fair value through profit and loss (‘FVPL’) remain at FVPL, because it is required under IFRS 9 or the designation will continue;

•
debt securities classified as available for sale are measured at amortised cost or FVOCI, with a small minority at FVPL either because of their contractual cash flow characteristics or the business model within which they are held;

•	debt securities classified as held to maturity are measured at amortised cost;

•	treasury and other eligible bills classified as available for sale are measured at amortised cost or FVOCI depending upon the business model in which they are held; and

•
all equity securities remain measured at fair value. A significant majority have fair value movements shown in profit or loss, while a minority have fair value movements presented in other comprehensive income. The equity securities for which fair value movements are shown in other comprehensive income are business facilitation and other similar investments where HSBC holds the investments other than to generate a capital return.

Impairment
The recognition and measurement of impairment is intended to be more forward-looking than under IAS 39 and the resulting impairment charge may be more volatile. The adoption has resulted in an increase in the total level of impairment allowances as set out in Note 14, since all financial assets are assessed for at least 12-month ECL and the population of financial assets to which lifetime ECL applies is larger than the population for which there is objective evidence of impairment in accordance with IAS 39.
Key similarities and differences between IAS 39 and IFRS 9

	IAS 39	IFRS 9
Scope
For amortised cost assets, impairment is recognised when there is objective evidence of impairment. Losses are measured by comparing the carrying amount with the discounted future cash flows. Losses which may arise from future events are not recognised.
For available-for-sale financial assets, impairment is recognised when there is objective evidence of a shortfall in the recovery of future cash flows. Impairment is measured as the decrease in fair value below the original cost at initial recognition.

The same recognition and measurement requirements apply to both amortised cost and FVOCI financial assets. Impairment is not recognised on equity securities which are measured at FVOCI. Impairment is recognised for all financial assets in scope at either 12-month ECL or lifetime ECL. All reasonable and supportable information, including information about past events, current conditions and reasonable and supportable forecasts of economic conditions at the reporting date is used in measuring ECL.

Application	Accounting policies generally make a distinction between individually significant loans and homogeneous groups of loans which are assessed collectively.
The distinction between individual and collective assessment is less relevant. In general, whether loans are managed through wholesale credit risk systems or retail credit risk systems is relevant because of differences in the types of information available and the way credit risk is managed.

Impaired/Stage 3
The criteria used to determine whether there is objective evidence of impairment are the same for individually significant loans assessed under IAS 39 and for IFRS 9.
The determination of the realisable value of security is based on the most recently updated market value at the time the impairment assessment is performed and is not adjusted for expected future changes in market prices.
Statistical methods are used to determine impairment losses on a collective basis for homogeneous groups of loans that are not considered individually significant using either roll rate methodologies or historical loss rate experience for loans. Under these methodologies, impairment allowances are recognised at a portfolio level. However, loans are classified as impaired for presentation purposes when they are more than 90 days past due or have been renegotiated for credit risk reasons. For retail loans, an exception is made for individual loans that are in arrears by more than 90 days but have been individually assessed to have no indications of impairment, and these are not classified as impaired.

The stage 3 population is consistent with impaired loans under IAS 39 which are considered individually significant.
For wholesale loans, individual discounted cash flow calculations continue to be performed. However, the net realisable value of security is adjusted for expected future changes in market and the losses reflecting cash flows under different scenarios are probability-weighted to determine the ECL rather than using the best estimate of cash flows.
For the retail population, stage 3 is determined by considering the relevant objective evidence, primarily whether contractual payments of either principal or interest are past due for more than 90 days, or a concession has been granted to the borrower for economic or legal reasons relating to the borrower’s financial condition, or the loan is otherwise considered to be in default.
The impairment allowance is determined by the same calculation used for stage 2, with the probability of default set to 1. The result may, therefore, not be the same as that determined by the IAS 39 statistical methods and the population disclosed as stage 3 will not necessarily correspond with that disclosed as impaired in accordance with IAS 39.

Stage 2	This is not an IAS 39 concept.
An assessment of whether credit risk has increased significantly since initial recognition, resulting in transfer to stage 2, is performed at each reporting period by considering the change in the risk of default occurring over the remaining life of the financial instrument. The assessment explicitly or implicitly compares the risk of default occurring at the reporting date compared to that at initial recognition, taking into account reasonable and supportable information, including information about past events, current conditions and future economic conditions. The assessment is unbiased, probability-weighted, and to the extent relevant, uses forward-looking information consistent with that used in the measurement of ECL. The analysis of credit risk is multifactor. The determination of whether a specific factor is relevant and its weight compared with other factors depends on the type of product, the characteristics of the financial instrument and the borrower, and the geographical region. Therefore, it is not possible to provide a single set of criteria that will determine what is considered to be a significant increase in credit risk and these criteria will differ for different types of lending, particularly between retail and wholesale. However, unless identified at an earlier stage, all financial assets are deemed to have suffered a significant increase in credit risk when 30 days past due. In addition, wholesale loans that are individually assessed, typically corporate and commercial customers, and included on a watch or worry list are included in stage 2. For wholesale portfolios, the quantitative comparison assesses default risk using a lifetime probability of default which encompasses a wide range of information including the obligor’s customer risk rating, macroeconomic condition forecasts and credit transition probabilities. Significant increase in credit risk is measured by comparing the average PD for the remaining term estimated at origination with the equivalent estimation at reporting date (or that the origination PD has doubled in the case of origination CRR greater than 3.3). The significance of changes in PD was informed by expert credit risk judgement, referenced to historical credit migrations and to relative changes in external market rates. The quantitative measure of significance varies depending on the credit quality at origination as follows:

	IAS 39	IFRS 9
		Origination CRR	Significance trigger – PD to increase by
		0.1–1.2	15bps
		2.1–3.3	30bps
		Greater than 3.3 and not impaired	2x
For loans originated prior to the implementation of IFRS 9, the origination PD does not include adjustments to reflect expectations of future macroeconomic conditions since these are not available without the use of hindsight. In the absence of this data, origination PD must be approximated assuming through-the-cycle (‘TTC’) PDs and TTC migration probabilities, consistent with the instrument’s underlying modelling approach and the CRR at origination. For these loans, the quantitative comparison is supplemented with additional CRR deterioration-based thresholds as set out in the table below:

		Origination CRR	Additional significance criteria – Number of CRR grade notches of deterioration required to identify as significant credit deterioration (stage2) ≥
		0.1	5 notches
		1.1–4.2	4 notches
		4.3–5.1	3 notches
		5.2–7.1	2 notches
		7.2–8.2	1 notches
		8.3	0 notches
For retail portfolios, default risk is assessed using a reporting date 12-month PD derived from credit scores which incorporate all available information about the customer. This PD is adjusted for the effect of macroeconomic forecasts for periods longer than 12 months and is considered to be a reasonable approximation of a lifetime PD measure. Retail exposures are first segmented into homogeneous portfolios, generally by country, product and brand. Within each portfolio, the stage 2 accounts are defined as accounts with an adjusted 12-month PD greater than the average 12-month PD of loans in that portfolio 12 months before they become 30 days past due. The expert credit risk judgement is that no prior increase in credit risk is significant. This portfolio-specific threshold identifies loans with a PD higher than would be expected from loans that are performing as originally expected and higher than that which would have been acceptable at origination. It therefore approximates a comparison of origination to reporting date PDs.

Stage 1
This is not an IAS 39 concept. However, incurred but not yet identified impairment is assessed on loans for which no evidence of impairment has been specifically identified by estimating a collective allowance determined after taking into account factors including the estimated period between impairment occurring and the loss being identified. This is assessed empirically on a periodic basis and may vary over time. Similarly, for homogeneous groups of loans and advances which are assessed under IAS 39 on a collective basis, the inherent loss is determined using risk factors including the period of time between loss identification and write-off which is regularly benchmarked against actual outcomes.

Financial assets which are not considered to have significantly increased in credit risk have loss allowances measured at an amount equal to 12-month ECL. This 12-month time horizon is likely to be equal to or longer than the period estimated under IAS 39 (typically between 6 and 12 months).

Movement between stages	This is not an IAS 39 concept.
Financial assets can be transferred between the different categories depending on their relative increase in credit risk since initial recognition. Financial instruments are transferred out of stage 2 if their credit risk is no longer considered to be significantly increased since initial recognition based on the assessments described above. Except for renegotiated loans, financial instruments are transferred out of stage 3 when they no longer exhibit any evidence of credit impairment as described above. Renegotiated loans will continue to be in stage 3 until there is sufficient evidence to demonstrate a significant reduction in the risk of non-payment of future cash flows, observed over a minimum one-year period and there are no other indicators of impairment. For loans that are assessed for impairment on a portfolio basis, the evidence typically comprises a history of payment performance against the original or revised terms, as appropriate to the circumstances. For loans that are assessed for impairment on an individual basis, all available evidence is assessed on a case-by-case basis.

	IAS 39	IFRS 9
Measurement of ECL	Loan impairment allowances represent management’s best estimate of losses incurred in the loan portfolios at the balance sheet date.
The assessment of credit risk, and the estimation of ECL, are unbiased and probability-weighted, and incorporate all available information which is relevant to the assessment including information about past events, current conditions and reasonable and supportable forecasts of future events and economic conditions at the reporting date. In addition, the estimation of ECL should take into account the time value of money.
In general, HSBC calculates ECL using three main components: a probability of default; a loss given default; and the exposure at default (‘EAD’).
The 12-month ECL is calculated by multiplying the 12-month PD, LGD and EAD. Lifetime ECL is calculated using the lifetime PD instead. The 12-month and lifetime PDs represent the probability of default occurring over the next 12 months and the remaining maturity of the instrument respectively.
The EAD represents the expected balance at default, taking into account the repayment of principal and interest from the balance sheet date to the default event together with any expected drawdowns of committed facilities. The LGD represents expected losses on the EAD given the event of default, taking into account, among other attributes, the mitigating effect of collateral value at the time it is expected to be realised and the time value of money.
Expected credit loss is measured from the initial recognition of the financial asset. The maximum period considered when measuring ECL (be it 12-month or lifetime ECL) is the maximum contractual period over which HSBC is exposed to credit risk. For wholesale overdrafts, credit risk management actions are taken no less frequently than on an annual basis and therefore this period is to the expected date of the next substantive credit review. The date of the substantive credit review also represents the initial recognition of the new facility. However, where the financial instrument includes both a drawn and undrawn commitment and the contractual ability to demand repayment and cancel the undrawn commitment does not serve to limit HSBC’s exposure to credit risk to the contractual notice period, the contractual period does not determine the maximum period considered. Instead, ECL is measured over the period HSBC remains exposed to credit risk that is not mitigated by credit risk management actions. This applies to retail overdrafts and credit cards, where the period is the average time taken for stage 2 exposures to default or close as performing accounts, determined on a portfolio basis and ranging from between two and six years. In addition, for these facilities it is not possible to identify the ECL on the loan commitment component separately from the financial asset component. As a result, the total ECL is recognised in the loss allowance for the financial asset unless the total ECL exceeds the gross carrying amount of the financial asset, in which case the ECL is recognised as a provision.
HSBC will in general apply three forward-looking global economic scenarios determined with reference to external forecast distributions, the Consensus Economic Scenario approach. This approach is considered sufficient to calculate unbiased expected loss in most economic environments. Further information about this methodology is included in ‘Measurement of uncertainty and sensitivity analysis of ECL’ from page 53.

(b)	Use of estimates and judgements
Management believes that HSBC’s critical accounting estimates and judgements are those which relate to impairment of amortised cost and FVOCI financial assets, goodwill impairment, the valuation of financial instruments, deferred tax assets, provisions for liabilities and interests in associates. The implementation of IFRS 9 resulted in a change to the assessment of the critical accounting estimates and judgements related to impairment of financial assets.
In determining ECL, management is required to exercise judgement in defining what is considered to be a significant increase in credit risk and in making assumptions and estimates to incorporate relevant information about past events, current conditions and forecasts of economic conditions. Judgement has been applied in determining the lifetime and point of initial recognition of revolving facilities.
The PD, LGD and EAD models which support these determinations are reviewed regularly in light of differences between loss estimates and actual loss experience, but given that IFRS 9 requirements have only just been applied, there has been little time available to make these comparisons. Therefore, the underlying models and their calibration, including how they react to forward-looking economic conditions, remain subject to review and refinement. This is particularly relevant for lifetime PDs, which have not been previously used in regulatory modelling and for the incorporation of ‘Upside scenarios’ which have not generally been subject to experience gained through stress testing.
The exercise of judgement in making estimations requires the use of assumptions which are highly subjective and very sensitive to the risk factors, in particular to changes in economic and credit conditions across a large number of geographical areas. Many of the factors have a high degree of interdependency and there is no single factor to which loan impairment allowances as a whole are sensitive. Pages 53 to 56 set out the assumptions underlying the Central scenario and information about how scenarios are developed in relation to the Group’s top and emerging risks and its judgements, informed by consensus forecasts of professional industry forecasters. The adjustment from the ECL determined by using the Central scenario alone, which is used to calculate an unbiased expected loss, provides an indication of the overall sensitivity of ECL to different economic assumptions. There were no other changes in the current period to the critical accounting estimates and judgements applied in 2017, which are stated on pages 30, 31 and 196 of the Annual Report and Accounts 2017.

(c)	Composition of Group
There were no material changes in the composition of the Group in the half-year to 30 June 2018.

(d)	Future accounting developments
In January 2016, the IASB issued IFRS 16 ‘Leases’ with an effective date for annual periods beginning on or after 1 January 2019. IFRS 16 results in lessees accounting for most leases within the scope of the standard in a manner similar to that in which finance leases are currently accounted for under IAS 17 ‘Leases’. Lessees will recognise a ‘right of use’ asset and a corresponding financial liability on the balance sheet. The asset will be amortised over the length of the lease, and the financial liability measured at amortised cost. Lessor accounting remains substantially the same as under IAS 17. HSBC is currently assessing the impact of IFRS 16, and it is not practicable to quantify the effect at the date of the publication of these financial statements.
IFRS 17 ‘Insurance contracts’ was issued in May 2017 and sets out the requirements that an entity should apply in accounting for insurance contracts it issues and reinsurance contracts it holds. IFRS 17 is effective from 1 January 2021 and HSBC is considering its impact.

(e)	Going concern
The financial statements are prepared on a going concern basis, as the Directors are satisfied that the Group and parent company have the resources to continue in business for the foreseeable future. In making this assessment, the Directors have considered a wide range of information relating to present and future conditions, including future projections of profitability, cash flows, capital requirements and capital resources.

(f)	Accounting policies
Except as described above, the accounting policies applied by HSBC for these interim condensed consolidated financial statements are consistent with those described on pages 186 to 194 of the Annual Report and Accounts 2017, as are the methods of computation.